DWS Treasury Portfolio Shareholder Fees	Jul. 28, 2026 USD ($)
Institutional Shares [Member] | DWS Treasury Portfolio | Institutional Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0